Provisions - Schedule of Changes in Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025
Schedule of Changes in Provisions [Abstract]
Beginning balance	¥ 120	¥ 225
Provisions made during the year	339	35
Provisions used during the year	(120)	(38)
Provisions reversed during the year		(102)
Unwind of discount	1
Ending balance	340	120
Current portion		120
Non-current portion	340		¥ 341
Total	¥ 340	¥ 120